FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL RISK MANAGEMENT
Schedule of breakdown of the Group's non-derivative financial liabilities and net-settled derivatives in their contractual maturities

	December 31, 2023
	Consolidated
	statement of
	financial positon
USD million	value	Available	Total	< 1 year	1-2 years	2-3 years	3-4 years	> 5 years
Loans from financial institutions
Repayments	2,154.4		2,154.4	291.0		1,863.4
Interest			323.6	151.6	123.6	48.4
Loans from related parties
Repayments	4,077.0		4,077.0					4,077.0
Interest			830.7	20.8	0.9	0.9	0.9	807.3
Lease liabilities
Repayments	339.8		339.8	89.4	69.1	45.8	36.2	99.2
Other interest-bearing liabilities
Repayments	90.0		90.0	90.0
Interest			4.2	4.2
Accounts payable
Repayments	426.5		426.5	426.5
Total
Repayments	7,087.7		7,087.7	896.9	69.1	1,909.2	36.2	4,176.2
Interests			1,158.5	176.6	124.5	49.3	0.9	807.3
Committed revolving credit facility		348.1	291.0	291.0
Derivative liabilities
Foreign exchange derivatives under hedge accounting			1,375.8	1,330.0	45.8
Other foreign exchange derivatives			1,038.0	1,038.0
Derivative assets
Foreign exchange derivatives under hedge accounting			1,372.3	1,327.3	45.0
Other foreign exchange derivatives			1,031.0	1,031.0
Interest rate derivatives under hedge accounting, fair value	0.8		0.8	0.8
Other interest rate derivatives, fair value	3.3		3.3		3.3

	December 31, 2022
	Consolidated
	statement of
	financial positon
USD million	value	Available	Total	< 1 year	1-2 years	2-3 years	3-4 years	> 5 years
Loans from financial institutions
Repayments	1,965.5		1,965.5	173.3			1,792.2
Interest			478.3	151.1	142.1	130.1	54.9
Loans from related parties
Repayments	4,039.0		4,039.0					4,039.0
Interest			1,065.8	59.9	36.4			969.5
Lease liabilities
Repayments	196.5		196.5	63.5	65.7	24.5	13.0	29.8
Interest			11.7	4.7	2.9	1.8	1.1	1.2
Other interest-bearing liabilities
Repayments	35.0		35.0	35.0
Interest			0.6	0.6
Accounts payable
Repayments	435.6		435.6	435.6
Total
Repayments	6,671.6		6,671.6	707.4	65.7	24.5	1,805.2	4,068.8
Interest			1,556.3	216.3	181.4	131.9	56.0	970.7
Committed revolving credit facility		336.0	173.5	173.3	0.2
Derivative liabilities
Foreign exchange derivatives under hedge accounting			1,053.5	1,053.5
Other foreign exchange derivatives			822.6	822.6
Derivative assets
Foreign exchange derivatives under hedge accounting			1,057.0	1,057.0
Other foreign exchange derivatives			823.6	823.6
Other interest rate derivatives, fair value	5.7		5.7			5.7

Schedule of changes in liabilities arising from financing activities

	Current		Long-term
	interest-	Current	interest-	Long-term	Derivative
	bearing	obligations	bearing	obligations	financial
USD million	loans	under leases	loans	under leases	instruments[3]	Total
Balance at January 1, 2023	208.3	63.5	5,831.1	133.0	25.7	6,261.6
Cash flows	170.0	(87.7)				82.3
Foreign exchange movement	2.7		211.5			214.2
Changes in fair values [3]					7.3	7.3
Transfers from long-term to short-term		65.7		(65.7)		0.0
Changes in leases		47.9		183.1		231.0
Capitalization of accrued interest						0.0
Other			(102.2)			(102.2)
Balance at December 31, 2023	381.0	89.4	5,940.4	250.4	33.0	6,694.2
Balance at January 1, 2022	34.8	66.5	6,036.0	158.2	8.5	6,304.0
Cash flows	172.3	(82.0)	11.7			102.0
Foreign exchange movement	1.2		(355.0)			(353.8)
Changes in fair values [3]					17.2	17.2
Transfers from long-term to short-term		71.1		(71.1)		0.0
Changes in leases		7.9		45.9		53.8
Capitalization of accrued interest			126.2			126.2
Other			12.2			12.2
Balance at December 31, 2022	208.3	63.5	5,831.1	133.0	25.7	6,261.6

[3]

The statement of financial position values of the derivatives have been recorded as they are disclosed in the Group’s statement of financial position and fair value reserve, and therefore cannot be reconciled with their actual fair values.

Schedule of foreign exchange positions in the most significant currencies at the reporting date

	December 31, 2023					December 31, 2022					December 31, 2021
USD million	USD	HKD	GBP	CHF	SEK	USD	CAD	HKD	CHF	SEK	USD	CAD	HKD	CHF	SEK
Interest-bearing intercompany receivables	36.1			0.1	8.4	172.0	109.3			5.1	146.4	32.5
External receivables	41.5		3.1	1	(1.2)	37.0	(21.7)		1.9	0.5	1.9	(10.0)		0.6	(0.1)
Intercompany receivables	1.8	0.7	7	4.5	7.6	28.2	(47.9)	0.1	4.9	7.5	35.8	(28.1)		10.1	10.5
Interest-bearing external liabilities	(160.0)					(155.0)					(35.0)
Interest-bearing intercompany liabilities		(128.9)	(29.5)					(67.3)	(1.4)				(26.4)	(9.1)	(12.9)
External payables	(118.8)	(0.6)	(1.3)	(0.6)	1	(157.1)	40.9		(1.1)	0.2	(49.0)	24.4		(0.3)
Intercompany payables	(59.1)	0	(2.3)	0.1	(1)	(45.9)	32.2		(1.0)	0.3	(20.3)	6.9		(6.0)	(1.9)
Foreign exchange derivatives	562.7	123.7	(88.4)	(85.9)	(76.9)	453.3	(133.5)	61.9	(59.7)	(59.5)	289.5	(73.6)	25.8	(43.8)	(61.2)
Total	304.2	(5.1)	(111.4)	(80.8)	(62.1)	332.5	(20.7)	(5.3)	(56.4)	(45.9)	369.3	(47.9)	(0.6)	(48.5)	(65.6)

Schedule of sensitivity of the statement of shareholders' equity (deficit) and the statement of loss at the reporting date to the strengthening / weakening of the euro, provided other factors remain unchanged

Dec 31, 2023
USD million	USD	HKD	GBP	CHF	SEK
Statement of shareholders’ equity (deficit)	(72.9)	0.0	10.6	6.9	5.9
Statement of loss	42.5	0.5	0.5	1.1	0.3

Dec 31, 2022
USD million	USD	CAD	HKD	CHF	SEK
Statement of shareholders’ equity (deficit)	(61.0)	(0.2)	0.0	5.0	4.5
Statement of loss	28.4	2.2	0.5	0.5	0.1

Dec 31, 2021
USD million	USD	CAD	HKD	CHF	SEK
Statement of shareholders’ equity (deficit)	(44.6)	2.3	0.0	3.3	5.5
Statement of loss	7.7	2.5	0.0	1.6	1.0

Schedule of cash flows pursuant to company's hedging policy for the next 24 months and hedging of company's cash flow

The following table sets out Amer Sports’ cash flows pursuant to its hedging policy for the next 24 months as at December 31, 2023 (USD million):

USD	CNH	GBP	CHF	SEK	NOK	PLN	CZK	OTHER
(1,578.8)	408.6	259.0	162.7	146.6	79.9	78.5	54.9	97.6

The following table sets out the hedging of Amer Sports’ cash flows as at December 31, 2023 (USD million):

USD	CNH	GBP	CHF	SEK	NOK	PLN	CZK	OTHER
676.9	(148.7)	(106.2)	(69.3)	(59.3)	(30.8)	(30.0)	(20.8)	(26.1)

The following table sets out Amer Sports’ cash flows pursuant to its hedging policy for the next 24 months as at December 31, 2022 (USD million):

USD	CNH	SEK	GBP	CHF	NOK	CZK	PLN	Other
(1,350.3)	233.6	157.9	147.2	136.5	114.1	54.4	50.1	123.7

The following table sets out the hedging of Amer Sports’ cash flows as at December 31, 2022 (USD million):

USD	CNH	SEK	GBP	CHF	NOK	CZK	PLN	Other
544.0	(83.2)	(44.8)	(53.3)	(52.3)	(39.5)	(21.3)	(18.1)	(48.0)

The following table sets out Amer Sports’ cash flows pursuant to its hedging policy for the next 24 months as at December 31, 2021 (USD million):

USD	SEK	GBP	CAD	CHF	CNH	NOK	JPY	Other
(1,322.3)	214.3	157.8	147.0	140.1	93.9	88.6	58.2	172.4

The following table sets out the hedging of Amer Sports’ cash flows as at December 31, 2021 (USD million):

USD	SEK	GBP	CAD	CHF	CNH	NOK	JPY	Other
386.0	(58.4)	(43.8)	(22.8)	(39.2)	(50.1)	(33.3)	(16.7)	(64.7)

Schedule of sensitivity of the consolidated statement of shareholders' equity and the consolidated statement of loss to an increase in interest rates

		December 31,
USD million	Position	2023
Statement of shareholders’ equity (deficit)	552.5	2.3
Statement of loss	5,795.0	(51.7)
Statement of loss due to ineffective
Other interest rate derivatives	110.5	1.4

		December 31,
USD million	Position	2022
Statement of shareholders’ equity (deficit)	—	—
Statement of loss	5,967.1	(52.5)
Statement of loss due to ineffective
Other interest rate derivatives	106.7	1.9

		December 31,
USD million	Position	2021
Statement of shareholders’ equity (deficit)	—	—
Statement of loss	6,004.3	(48.5)
Statement of loss due to ineffective
Other interest rate derivatives	113.3	3.9

Schedule of maximum amount of the credit risk at the reporting dates

	Statement of	Statement of
	financial	financial
	position value	position value
	or fair value	or fair value
USD million	December 31, 2023	December 31, 2022
Non-current financial assets
Other non-current financial assets	79.4	64.2
Derivative financial instruments [3]
Interest rate derivatives	3.3	5.7

Current financial assets
Hold-to-collect accounts receivables	597.2	675.4
Available for sale factoring receivables	2.6	0.0
Other interest-free receivables	118.0	124.4
Promissory notes	6.8	5.5
Derivative financial instruments [3]
Foreign exchange derivatives	12.5	23.5
Interest rate derivatives	0.8	—
Cash and cash equivalents	483.4	402.0

[3]

The values as per the consolidated statement of financial position of the derivatives have been recorded as they are disclosed in the Group’s consolidated statement of financial position and fair value reserve, and therefore cannot be reconciled with their actual fair values.

Schedule of valuation provisions of accounts receivable

USD million	December 31, 2023	December 31, 2022
Accounts receivable reserve	16.2	17.3

Schedule of aging analysis of external accounts receivable and amounts recognized as accounts receivable

December 31, 2023
USD million	Receivable amount	Receivable reserve	Net
Not due	489.0	(3.2)	485.8
1-30 days overdue	56.4	(1.1)	55.3
31-60 days overdue	19.8	(1.3)	18.5
61-90 days overdue	9.7	(0.6)	9.1
91-120 days overdue	3.9	(0.5)	3.4
more than 120 days overdue	19.2	(9.5)	9.7
Total	598.0	(16.2)	581.8

December 31, 2022
USD million	Receivable amount	Receivable reserve	Net
Not due	590.0	(4.5)	585.5
1-30 days overdue	40.1	(1.0)	39.1
31-60 days overdue	17.0	(0.9)	16.1
61-90 days overdue	4.9	(0.3)	4.6
91-120 days overdue	1.4	(0.2)	1.2
more than 120 days overdue	22.6	(10.4)	12.2
Total	676.0	(17.3)	658.7

* Excludes accounts receivable to related parties amounting to USD 18.0 million and USD 16.7 million as of December 31, 2023 and 2022, respectively.

Schedule of derivative financial instruments

	December 31, 2023
USD million	Nominal value	Fair value	2024	2025	2026 and after
Hedge accounting-related
Foreign exchange derivatives hedging
cash flows from operations	1,372.3	(8.7)	1,327.3	45.0

Other derivative contracts
Foreign exchange derivatives	1,031.1	(6.2)	1,031.1
Interest rate derivatives	110.5	3.3		110.5

	December 31, 2022
USD million	Nominal value	Fair value	2023	2024	2025 and after
Hedge accounting-related
Foreign exchange derivatives hedging
cash flows from operations	1,057.0	(1.4)	1,057.0

Other derivative contracts
Foreign exchange derivatives	823.6	1.4	823.6
Interest rate derivatives	213.3	5.7			213.3

Schedule of net debt and shareholders' equity

USD million	December 31, 2023	December 31, 2022
Interest-bearing liabilities	6,661.2	6,236.0
Cash and cash equivalents	483.4	402.0
Net debt	6,177.8	5,834.0
Total shareholders’ equity	(156.8)	(73.9)

Schedule of financial assets and liabilities subject to offsetting, enforceable master netting arrangements and similar agreements

Financial assets and liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2023:

	Related amounts not set off
		Related assets (+) or
	Gross amount of	liabilities (-) subject to	Collateral
	derivative financial	master netting	received (-) or	Net
USD million	instruments	agreements	given (+)	exposure
Derivative assets	26.9	(23.6)	11.1	14.3
Derivative liabilities	(37.8)	23.6	—	(14.2)

Financial assets and liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as at December 31, 2022:

	Related amounts not set off
		Related assets (+) or
	Gross amount of	liabilities (-) subject to	Collateral
	derivative financial	master netting	received (-) or	Net
USD million	instruments	agreements	given (+)	exposure
Derivative assets	36.7	(30.3)	10.7	17.1
Derivative liabilities	(30.9)	30.3	—	(0.6)